INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
	Year Ended December 31,
	2023	2022	2021
The Netherlands	$2,164	$(11,419)	$(3,070)
Germany	828	4,317	11,658
United States of America	(1,620)	(3,621)	14,968
Spain	362	552	(2,052)
Israel	10,076	7,298	29,964
Other locations	506	(715)	(960)
Income (loss) before income tax expenses	$12,316	$(3,588)	$50,508

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2023	2022
Deferred tax assets:
Operating loss carry forwards	$10,812	$10,895
Interest expense carry forward	2,053	1,650
Capital loss carry forwards	-	114
Allowance for doubtful accounts	121	193
Tax credit carry forwards	560	560
Accrued expenses	95	171
Research and development expenses, net	1,363	1,340
Other	366	307
Total deferred tax assets	15,370	15,230
Deferred tax liabilities:
Depreciation of property and equipment	(162)	(210)
	15,208	15,020
Valuation allowance	(13,633)	(13,502)
Deferred tax assets, net	$1,575	$1,518

Schedule of Effective Income Tax Rate
	Year Ended December 31,
	2023	2022	2021
Effective income (loss) tax benefit at statutory rate	$3,178	$(926)	$12,627
Rate differential	(1,365)	136	(2,915)
Non-deductible expenses	376	342	1,643
Adjustments to prior year tax losses	-	-	2,599
Changes in valuation allowance	131	1,872	(5,815)
Other	(575)	222	1,081
Income tax expense	$1,745	$1,646	$9,220

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2023	2022
Balance at beginning of year	$688	$688
Additions based on tax positions taken in prior years	-	-
Additions based on tax positions taken in the current year	-	-
Reduction based on tax positions taken in prior years	(602)	-
Balance at end of year	$86	$688